Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
Other non-current liabilities

	At December 31,
	2017	2018	2019
	(in thousands)
Trade Payables	—	—	1,139
Deferred tax liabilities	52	691	429
Contract liabilities:
License and development services agreement	—	—	11,249
Deferred revenue	1,293	808	323
Total contract liabilities	$1,293	$808	$11,572

As of December 31, 2019, trade payables included the non-current part of a supplier debt related to acquisition of intangible assets.
In December 2018, the Company recognized a net deferred tax liability of $691,000 related mainly to a deferred tax liability on the equity component of the convertible debt and the venture debt issued during the year of $1,818,000, recorded in equity, partially offset by a deferred tax asset related to unused tax losses which could be utilized in the period into which taxable temporary differences are expected to reverse.
In December 2019, the Company recognized a net deferred tax liability of $429,000 related mainly to a deferred tax liability on the equity component of the convertible debts including $2,591,000 related to the convertible notes, recorded in equity, partially offset by a deferred tax asset related to unused tax losses which could be utilized in the period into which taxable temporary differences are expected to reverse.
On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company, with an estimated value exceeding $35 million over more than 3 years, subject to the Company achieving certain pre-agreed milestones. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. Quarterly payments of $1.8 million are to be paid to the Company beginning August 2021 with the remaining consideration to be paid upon completion of the final milestone expected to occur in July 2023. In order to comfort the strategic partner on the funding of the Company, the agreement as amended on March 20, 2020 includes a financing milestone to be completed by September 30, 2020 for the Company to raise at least $25 million in net proceeds from new equity, debt or government financing, none of which can be repayable before April 30, 2024. If the financing milestone is not completed, the strategic partner will have the option to terminate the contract and receive a refund of $8 million of the $18 million upfront payment. The contract also includes clauses that allow for termination in certain circumstances, including not achieving a key technical milestone, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component, which will result in the recognition of interest expense over the term of the agreement. In the year ended December 31, 2019, the Company recognized revenues for an amount of $2,285,000 and interest expenses on the upfront payment of $619,000. At December 31, 2019, the net remaining contract liability of $16,334,000 was presented on the balance sheet as current contract liabilities for $5,085,000, reflecting the expected net amount of revenue less interest expenses to be recognized in the year ended December 31, 2020, and the remaining amount of $11,249,000 as non-current contract liabilities.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier. As revenues were expected to be recognized subsequent to December 31, 2019, these deferred revenues were presented as non–current liabilities as of December 31, 2018 and 2017. The certification occurred in September 2017 and therefore $485,000, $485,000 and $121,000 was recognized as revenue in 2019, 2018 and 2017, respectively, $485,000 of the deferred revenues has been classified as current as of December 31,2019 and $485,000 as of December 31, 2017 and 2018 and the remainder as non-current as of December 31, 2017, 2018 and 2019.